INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Current Inventories
	December 31,
	2025	2024

Raw materials and components	$2,616	$2,182
Work-in-progress	21	658
Finished products	10,583	11,190

	$13,220	$14,030